CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) (Parenthetical) - shares	3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Sale of 6,133,333 Private Placement Warrants (in shares)	6,133,333
Common Class A
Sale of 41,400,000 Units, net of underwriting discount and offering expenses (in shares)	41,400,000
Common Class B
Shares subject to forfeiture		1,350,000